Long-term investments - Additional Information (Details) - USD ($)	1 Months Ended
	Jan. 31, 2019	Dec. 31, 2019	Jul. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost Method Investments.		$ 26,365,000		$ 33,638,000	$ 42,430,000
Shanghai Lexiang [Member]
Cost Method Investments		14,518,000
Equity method investment		1,176,000
Cloudtropy [Member]
Cost Method Investments		4,213,000
Beijing Cloudin Technology [Member]
Cost Method Investments		1,100,000
Shen Zhen Arashi [Member]
Equity method investment		$ 12,083,000
Gain on disposal of equity interest	$ 579,000
Percent of equity interest owned	1.25%
Shenzhen Xunlei [Member]
Equity method investment			$ 2,838,000
Chengdu Diting [Member]
Percent of equity interest owned		12.74%		12.74%
Guangzhou Yuechuan [Member]
Percent of equity interest owned		9.30%		9.30%
Zhuhai Qianyou [Member]
Percent of equity interest owned		19.00%		19.00%